Mortgage Servicing Rights (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2011 Multiple Basis_Points Age Y	Dec. 31, 2010 Age Multiple Y Basis_Points	Dec. 31, 2009	Dec. 31, 2008
MSRs and related characteristics by portfolio
Servicing portfolio	$ 191,082,000,000	$ 173,919,000,000
Fair market value	1,519,000,000	1,837,000,000	1,749,000,000	1,194,000,000
Value (bps)	79	106
Weighted-average servicing fees (bps)	31	32
Multiple (value/servicing fees)	2.55	3.31
Weighted-average note rate	5.03%	5.32%
Age (in years)	2.8	2.7
Expected prepayment (constant prepayment rate)	21.30%	16.10%
Expected life (in years)	4.0	5.4
Discount rate	10.40%	10.60%
Mortgage Servicing Rights (Textual) [Abstract]
Company serviced residential mortgage loan for others	191,100,000,000	173,900,000,000
Gain/Loss on the fair value of mortgage servicing rights and fair value changes of derivatives used to offset MSR	183,000,000	139,000,000	147,000,000
Loan servicing fees	651,000,000	600,000,000	512,000,000
MRBP [Member]
MSRs and related characteristics by portfolio
Servicing portfolio	13,357,000,000	12,646,000,000
Fair market value	155,000,000	166,000,000
Value (bps)	116	131
Weighted-average servicing fees (bps)	40	40
Multiple (value/servicing fees)	2.90	3.28
Weighted-average note rate	5.50%	5.75%
Age (in years)	4.2	4.1
Expected prepayment (constant prepayment rate)	12.90%	12.30%
Expected life (in years)	6.4	6.7
Discount rate	12.10%	11.90%
Government [Member]
MSRs and related characteristics by portfolio
Servicing portfolio	32,567,000,000	28,880,000,000
Fair market value	290,000,000	342,000,000
Value (bps)	89	118
Weighted-average servicing fees (bps)	36	38
Multiple (value/servicing fees)	2.47	3.11
Weighted-average note rate	5.08%	5.35%
Age (in years)	2.5	2.2
Expected prepayment (constant prepayment rate)	21.10%	17.20%
Expected life (in years)	4.0	5.1
Discount rate	11.30%	11.40%
Conventional Loan [Member]
MSRs and related characteristics by portfolio
Servicing portfolio	145,158,000,000	132,393,000,000
Fair market value	$ 1,074,000,000	$ 1,329,000,000
Value (bps)	74	100
Weighted-average servicing fees (bps)	29	30
Multiple (value/servicing fees)	2.55	3.33
Weighted-average note rate	4.97%	5.27%
Age (in years)	2.8	2.7
Expected prepayment (constant prepayment rate)	22.10%	16.20%
Expected life (in years)	3.8	5.3
Discount rate	10.00%	10.30%